INVESTMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INVESTMENTS AT FAIR VALUE THROUGH INCOME OR LOSS
Financial assets, at beginning of period	$ 8,974
Financial assets, at end of period	9,067	$ 8,974
Financial assets at fair value through profit or loss
INVESTMENTS AT FAIR VALUE THROUGH INCOME OR LOSS
Financial assets, at beginning of period	785
Financial assets, at end of period	306	785
Financial assets at fair value through profit or loss | Equity holdings
INVESTMENTS AT FAIR VALUE THROUGH INCOME OR LOSS
Financial assets, at beginning of period	400	414
Disposals	(100)	(14)
Financial assets, at end of period	$ 300	$ 400